Debt Instruments - Type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Financial assets	$ 1,743,889	$ 1,616,873
Debt instruments
Financial assets
Financial assets	466,396	513,568
Debt instruments | Mexican peso
Financial assets
Financial assets	343,790	310,871
Debt instruments | US dollar
Financial assets
Financial assets	79,300	152,971
Debt instruments | Brazilian real
Financial assets
Financial assets	32,715	25,744
Debt instruments | Other currencies
Financial assets
Financial assets	10,591	23,982
Issued by financial institutions
Financial assets
Financial assets	8,492	5,601
Other debt securities
Financial assets
Financial assets	241	5,140
Mexico | Government debt securities
Financial assets
Financial assets	355,658	336,872
Financial assets pledged as collateral	1,417	1,509
Foreign | Government debt securities
Financial assets
Financial assets	102,005	165,955
Financial assets pledged as collateral		4,866
BRAZIL | Government debt securities
Financial assets
Financial assets	32,715	25,744
UNITED STATES | US Government Treasury Bills (T-BILLS)
Financial assets
Financial assets	$ 69,290	113,155
UNITED STATES | US Government Treasury Notes (T-NOTES)
Financial assets
Financial assets		$ 27,056